Assets Held for Sale (Tables)	12 Months Ended
Dec. 30, 2012
Assets Held for Sale [Abstract]
Schedule of Assets Held for Sale
The following table summarizes the major classes of assets and liabilities held for sale at December 30, 2012 and January 1, 2012:

	December 30, 2012	January 1, 2012
Long-term assets held for sale:
Property, plant and equipment, net	$474	$934

Total long-term assets held for sale	$474	$934